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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 2-66073
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NRM Investment Company                                                         .
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(Exact name of registrant as specified in charter)

NRM Investment Company, Rosemont Business Campus #3
919 Conestoga Road, Suite 112, Rosemont, PA 19010                              .
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(Address of principal executive offices)

Not Applicable                                                                 .
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(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 527-7009
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Date of fiscal year end: August 31, 2004
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Date of reporting period: June 30, 2004
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         The Company's portfolio consists chiefly of debt securities. The
Company did not receive proxy material from any of the issuers of it portfolio securities.

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company
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By: s/ Edward Fackenthal
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    Edward Fackenthal, Assistant Secretary

Date: November 8, 2004